Debt Instruments - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Financial assets	$ 1,743,889	$ 1,616,873
Debt instruments
Financial assets
Financial assets	466,396	513,568
Financial assets at fair value through profit or loss category | Debt instruments
Financial assets
Financial assets	130,249	110,975
Financial assets at fair value through other comprehensive income category | Debt instruments
Financial assets
Financial assets	313,906	390,974	$ 355,321	$ 233,463
Financial assets at amortized cost category | Debt instruments
Financial assets
Financial assets	$ 22,241	$ 11,619